Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 09, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 24, 2023	Jan. 31, 2023	Jan. 30, 2023
Subsequent Event [Line Items]
Proceeds from related party debt			$ 2,100,000	$ 920,000
Amount deposited into trust account			$ 80,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional borrowings under working capital loans						$ 900,000
Amount deposited into trust account					$ 476,904		$ 476,904
Subsequent Event [Member] | Common Class F [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	5,000,000
Subsequent Event [Member] | Additional Working Capital Loans [Member]
Subsequent Event [Line Items]
Proceeds from related party debt		$ 500,000